ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2018	December 31, 2017
Exploration and evaluation expenditures	$97,688	$227,537
Non-exploration and evaluation	$202,595	$132,114

Total Accounts Payable	$300,283	$359,651